Equity - Capital and Share premium (Details) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Equity.
Paid-up capital	$ 133,320	$ 1,041,416
Paid-up capital, shares	133,320	1,041,416
Share premium	$ 1,123,755	$ 339,228